MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2020

Shares Security Description Value
Equity Securities - 51.0%
Common Stock - 51.0%
Communication Services - 6.4%
1,433 Alphabet, Inc., Class A
(a)
$ 2,514,055
54,293 AT&T, Inc.
(b)
1,560,924
32,172 Comcast Corp., Class A 1,616,321
7,289 Facebook, Inc., Class A
(a)(b)
2,018,834
10,041 The Walt Disney Co. 1,486,169
17,941 Verizon Communications, Inc. 1,083,816
10,280,119
Consumer Discretionary - 5.2%
1,118 Amazon.com, Inc.
(a)(b)
3,541,869
2,814 McDonald's Corp. 611,876
10,544 NIKE, Inc., Class B 1,420,277
10,011 The Home Depot, Inc. 2,777,151
8,351,173
Consumer Staples - 3.7%
11,233 Altria Group, Inc. 447,410
5,660 Anheuser-Busch InBev SA/NV, ADR 377,409
1,270 Costco Wholesale Corp. 497,548
5,376 Diageo PLC, ADR 833,011
15,152 Mondelez International, Inc., Class A 870,482
9,224 PepsiCo., Inc. 1,330,378
4,882 The Procter & Gamble Co. 677,963
5,755 Walmart, Inc. 879,307
5,913,508
Energy - 1.2%
4,159 Chevron Corp. 362,582
4,761 EOG Resources, Inc. 223,196
7,329 Exxon Mobil Corp. 279,455
48,133 Kinder Morgan, Inc. 692,153
5,807 Marathon Petroleum Corp. 225,776
3,323 Occidental Petroleum Corp. 52,370
8,894 Schlumberger NV 184,906
2,020,438
Financials - 5.0%
52,675 Bank of America Corp. 1,483,328
4,184 Berkshire Hathaway, Inc., Class B
(a)
957,759
7,060 Chubb, Ltd. 1,043,680
11,965 Citigroup, Inc. 658,913
12,857 JPMorgan Chase & Co. 1,515,583
14,790 MetLife, Inc. 682,854
12,732 The Charles Schwab Corp. 621,067
13,795 U.S. Bancorp 596,082
19,495 Wells Fargo & Co. 533,188
8,092,454
Health Care - 7.4%
15,837 Abbott Laboratories 1,713,880
9,442 AbbVie, Inc. 987,444
7,031 Amgen, Inc. 1,561,163
11,136 Bristol-Myers Squibb Co. 694,887
9,531 CVS Health Corp. 646,107
9,690 Johnson & Johnson 1,401,949
10,745 Medtronic PLC 1,221,707
6,765 Merck & Co., Inc. 543,838
20,839 Pfizer, Inc. 798,342
6,703 UnitedHealth Group, Inc. 2,254,487
2,586 Viatris, Inc.
(a)
43,491
11,867,295

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2020

Shares Security Description Value
Industrials - 3.9%
5,392 Carrier Global Corp. $ 205,273
9,007 Honeywell International, Inc. 1,836,707
2,696 Otis Worldwide Corp. 180,470
14,637 Raytheon Technologies Corp. 1,049,766
3,529 The Boeing Co. 743,596
4,919 Union Pacific Corp. 1,003,869
7,679 United Parcel Service, Inc., Class B 1,313,647
6,333,328
Information Technology - 15.0%
6,178 Advanced Micro Devices, Inc.
(a)(b)
572,454
40,860 Apple, Inc. 4,864,383
2,387 Broadcom, Inc. 958,571
27,517 Cisco Systems, Inc. 1,183,781
4,461 Fortinet, Inc.
(a)
549,729
15,389 Intel Corp. 744,058
2,669 Intuit, Inc. 939,541
19,736 Microsoft Corp. 4,224,886
1,681 NVIDIA Corp.
(b)
901,117
24,562 Oracle Corp. 1,417,719
12,656 QUALCOMM, Inc. 1,862,584
2,444 ServiceNow, Inc.
(a)(b)
1,306,440
14,260 Visa, Inc., Class A 2,999,591
11,649 Xilinx, Inc.
(b)
1,695,512
24,220,366
Materials - 0.4%
2,318 Air Products and Chemicals, Inc. 649,365
Real Estate - 1.1%
4,439 American Tower Corp. REIT 1,026,297
100 Realty Income Corp. REIT
(b)
5,997
25,155 Weyerhaeuser Co. REIT 730,501
1,762,795
Utilities - 1.7%
37,380 NextEra Energy, Inc. 2,750,794
Total Common Stock (Cost $55,334,444) 82,241,635
Total Equity Securities (Cost $55,334,444) 82,241,635
Principal Security Description Rate Maturity Value
Fixed Income Securities - 10.3%
Corporate Non-Convertible Bonds - 0.9%
Financials - 0.5%
$ 750,000 Truist Financial Corp. 2.90% 03/03/21 753,414
Utilities - 0.4%
750,000 Xcel Energy, Inc. 2.40  03/15/21 753,105
Total Corporate Non-Convertible Bonds (Cost $1,502,395) 1,506,519
U.S. Government & Agency Obligations - 9.4%
U.S. Treasury Securities - 9.4%
3,750,000 U.S. Treasury Bill
(c)
1.50  12/03/20 3,749,992
3,800,000 U.S. Treasury Bill
(c)
1.46  12/31/20 3,799,787
7,500,000 U.S. Treasury Note 1.50  11/30/21 7,604,466
15,154,245
Total U.S. Government & Agency Obligations (Cost $15,024,022) 15,154,245
Total Fixed Income Securities (Cost $16,526,417) 16,660,764

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2020

Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 $ 2,133
Shares Security Description Value
Money Market Fund - 40.2%
64,774,338 Fidelity Investments Money Market Government Portfolio, Class I, 0.01%
(d)(e)
(Cost $64,774,338) 64,774,338
Investments, at value - 101.5% (Cost $136,635,199) $ 163,678,870
Total Written Options - (1.9)% (Premiums Received $(3,326,756)) (3,079,462)
Other Assets & Liabilities, Net - 0.4% 734,517
Net Assets - 100.0% $ 161,333,925

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2020

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (1.9)%
Call Options Written - (1.8)%
(45) Advanced Micro Devices, Inc. $ 85.00 12/20 $ 416,970 $ (40,725)
(4) Amazon.com, Inc. 3,400.00 12/20 1,267,216 (9,840)
(200) AT&T, Inc. 25.00 01/22 575,000 (86,200)
(26) CBOE S&P 500 Index 3,525.00 12/20 9,416,238 (283,426)
(21) CBOE S&P 500 Index 3,600.00 12/20 7,605,423 (156,870)
(20) CBOE S&P 500 Index 3,560.00 12/20 7,243,260 (207,600)
(33) CBOE S&P 500 Index 3,500.00 12/20 11,951,379 (501,765)
(30) CBOE S&P 500 Index 3,575.00 01/21 10,864,890 (319,200)
(55) CBOE S&P 500 Index 3,550.00 01/21 19,918,965 (681,450)
(9) CBOE S&P 500 Index 3,570.00 01/21 3,259,467 (111,825)
(20) CBOE S&P 500 Index 3,600.00 01/21 7,243,260 (223,500)
(50) Facebook, Inc. 315.00 12/20 1,384,850 (3,050)
(12) NVIDIA Corp. 575.00 12/20 643,272 (8,496)
(1) Realty Income Corp. 40.00 03/21 5,997 (2,025)
(15) ServiceNow, Inc. 510.00 12/20 801,825 (47,025)
(80) Xilinx, Inc. 115.00 02/21 1,164,400 (272,200)
Total Call Options Written (Premiums Received $(2,496,078)) (2,955,197)
Put Options Written - (0.1)%
(25) CBOE S&P 500 Index 3,150.00 12/20 7,875,000 (8,750)
(18) CBOE S&P 500 Index 3,050.00 12/20 5,490,000 (4,455)
(54) CBOE S&P 500 Index 3,175.00 01/21 17,145,000 (39,690)
(36) CBOE S&P 500 Index 3,075.00 01/21 11,070,000 (17,460)
(30) CBOE S&P 500 Index 3,200.00 01/21 9,600,000 (53,910)
Total Put Options Written (Premiums Received $(830,678)) (124,265)
Total Written Options - (1.9)% (Premiums Received
$(3,326,756)) $ (3,079,462)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2020

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Subject to call option written by the Fund.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2020.
(e) All or a portion of this security is held as collateral for written options.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 10,280,119 $ – $ – $ 10,280,119
Consumer Discretionary 8,351,173 – – 8,351,173
Consumer Staples 5,913,508 – – 5,913,508
Energy 2,020,438 – – 2,020,438
Financials 8,092,454 – – 8,092,454
Health Care 11,867,295 – – 11,867,295
Industrials 6,333,328 – – 6,333,328
Information Technology 24,220,366 – – 24,220,366
Materials 649,365 – – 649,365
Real Estate 1,762,795 – – 1,762,795
Utilities 2,750,794 – – 2,750,794
Corporate Non-Convertible Bonds – 1,506,519 – 1,506,519
U.S. Government & Agency Obligations – 15,154,245 – 15,154,245
Warrants 2,133 – – 2,133
Money Market Fund – 64,774,338 – 64,774,338
Investments at Value $ 82,243,768 $ 81,435,102 $ – $ 163,678,870
Total Assets $ 82,243,768 $ 81,435,102 $ – $ 163,678,870
Liabilities
Other Financial Instruments*
Written Options (900,312) (2,179,150) – (3,079,462)
Total Liabilities $ (900,312) $ (2,179,150) $ – $ (3,079,462)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2020

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.